UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Upright Growth Fund

SEMIANNUAL REPORT

March 31, 2013

TABLE OF CONTENTS

Shareholders Letter…………………………………………………………………………………….

1

Schedule of Investments ………………………………………………………………………………

4

Security Holding By Industry Sector……………………………………………………………………

7

Statement of Assets and Liabilities…………………………………………………………………….

8

Statement of Operations………………………………………………………………………………..

9

Statements of Changes in Net Assets…………………………………………………………………..

10

Notes to the Financial Statements………………………………………………………………………

11

Financial Highlights……………………………………………………………………………………

14

Fund Expense…………………………………………………………………………………………..

15

Trustees and Officers…………………………………………………………………………….…….        16

June 1, 2013

Dear Investor:

We would like to present you the Semi-Annual Report of the Upright Growth Fund for the period from October 1, 2012 to March, 31, 2013.  The six month period has proven to be the glory days of the stock market.  The S&P 500 Index grew 10.3% .  The Fund grew 1.89%.

The following is a summary comparison of calendar year return of the S&P 500 Index and Upright Growth Fund:

Fund vs Index	2009	2010	2011	2012	2013 Jan 1-to-March 31
The Fund	52.58%	10.62%	12.38%	9.28%	3.4%
S&P 500	26.46%	15.06%	2.11%	16.01%	10.61%

We are proud that the Fund has performed well since 2008.  After the financial crisis, the market direction was extremely difficult to predict.  We decided to increase the equity security when the market stayed low and depressed.  The decision is proven to be an sound judgment.  Over the past twelve months, the three major contributors to the Fund’s performance are WFR, CSIQ, and MTW.  They averagely increased 100% from the time of purchase.

On the other hand, we could have done better by selling some shares of Apple and SIMO stocks.  The two companies and the stock prices still have strong growth potentials thus we decide to hold.  The stock prices have fallen significantly over the past 12 months.  It was a missed opportunity for not selling, however, we strongly believe there is opportunity to profit from these two stocks down the road.

Investors has urned their attention to stocks which are sensitive to economic recovery, for instance, banking and real estate.  These industries are the early indicators of economic recovery.

The following is a comparison of two rotation/Momentum Player, stocks and a growth stock:

Stock Symbols	Type of stock	Industry	2013 Profitability Forecast	Debt / Equity Ratio	Stock Price
MGM	Momentum Player	Casino	-$0.27 per share	3.1 (Debt is 3 times greater than equity)	$15
TOL	Momentum Player	Real estate	$0.72 per share	0.70 (Debt is 70% of equity)	$35
SIMO	Growth	Technology	$1.29 per share	0 debt	$11

The rationale from the above shall be that SIMO is a much more desired stock.  On the contrary, more investors prefer MGM and TOL thinking they would do better than SIMO type of stocks when the economy turns around.  The notion and the action have kept the two Momentum Player stock prices going up.

When the economy is doing well, the Momentum Player stocks are very popular.  When the stock market goes through correction phase, they will fall accordingly.  The traders and the spectators will lose interest and move on to other Momentum Players.  The US stock market has performed well since 2008 and has attracted impressive number of foreign investors.  Their strategy tends to be short term chasing the sector rotation.  We anticipate to see increasing volume of transactions in the stock market due to the short term trend.

Many of investors are profiting from the recent stock market gain, however, are questioning whether their portfolio shall be adjusted.  We remain a positive outlook for the following reasons:

1.

Manufacturing and real estate industries are going strong after a few depressed years.

2.

Several of the Fund’s holdings including MTW, WFR, CSIQ, and HIMX are performing extremely well.  These are solid companies with growth potentials.

3.

The unemployment rate has dropped from 10% to 7.5%.  Consumer confidence is strong which encourages spending, thus driving the economy.

4.

Corporate America has tightened their budget for the past few years to survive the financial crisis.  Their cash reserve is strong and may start spending and hiring.

5.

The stock dividends from half of the Fortune 500 companies yield better returns than the 10-year government bond.  With the dividends and the potential appreciation of the stock price, investors view the stock investment better than bonds and the low bank interest rate.

2013 has been a good year so far.  Let’s look forward to continuing growth.

Sincerely,

David Y. S. Chiueh, CFP

Portfolio Manager

Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For the Periods ended March 31, 2012

	1-Year	3-Year	5-Year	10-Year
Upright Growth Fund	-3.08%	9.42%	1.66%	4.27%
S&P 500 Index	13.96%	12.67%	5.81%	8.53%

SCHEDULE OF INVESTMENTS

March 31, 2013

Number of

Market

Shares

Value

Common Stocks - 96.71%

Basic Material-6.88%

Bhp Billiton Ltd Adr

1600

109,488

Dow Chemical Company

6700

213,328

Mosaic Company

3000

178,830

501,646

Real Estate-2.21%

Proshs Ultra Real Estate

2000

161,480

Bank-1.50%

Bank Of America Corp

9000

109,620

Computer-14.56%

Apple Computer Inc

2400

1,062,384

Consumer-1.62%

Whirlpool Corp

1000

118,460

Diversified Company-8.81%

General Electric Company

2000

46,240

Manitowoc Company Inc

29000

596,240

642,480

Electronics - 3.80%

Au Optronics Corp Adr

8650

37,195

Corning Inc

18000

239,940

277,135

Energy-2.43%

Canadian Solar Inc

38000

131,480

First Solar Inc

1700

45,832

177,312

Financial Service - 3.53%

Citigroup Inc

600

26,544

Direxion Shs Exch Trd Fd

1400

231,294

257,838

Food-3.51%

Starbucks Corp

4500

256,275

Healthcare-1.57%

Unitedhealth Group Inc

2000

114,420

Insurance-3.92%

A F L A C Inc

5500

286,110

Insurance-2.09%

Metlife Inc

4000

152,080

Leisure-1.08%

Mgm Mirage

6000

78,900

Machinery-.60%

Caterpillar,Inc

500

43,485

Medical-11.77%

Abbott Laboratories

2000

70,640

ABBVIE INC COM

2000

81,560

Medtronic Inc

500

23,480

Pfizer Incorporated

16800

484,848

Teva Pharm Inds Ltd Adrf

5000

198,400

858,928

Oil- 2.51%

Chevron Corporation

1000

118,820

Market Vectors Oil Servic

1500

64,365

183,185

Semiconductor-22.62%

Himax Technologies Adr

35000

190,050

Memc Electrnc Materials

67000

294,800

Silcon Motion Technology

71000

831,410

Taiwan Semiconductr Adrf

19426

333,933

1,650,193

Telecommunication-0.99%

Directv Group Inc

1000

56,590

RESEARCH IN MOTION LTD (C

1100

15,889

72,479

Transportation-0.70%

Dryships Inc

25000

51,000

Total Common Stocks (Cost $5,698,687.49)

7,055,410

Cash and Money Funds-3.29%

240,349

Total Net Assets-100%

7,295,759

*Non-income producing security

ADR – American Depository Receipt

UPRIGHT GROWTH FUND

 Security Holdings By Industry Sector

March 31, 2013

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

UPRIGHT GROWTH FUND

STATEMENTS OF ASSETS AND LIABILITIES

For the Period Ended March 31, 2013

ASSETS:

Investment at market value (identified cost $5,981,754

)

$7,338,477

Total Assets

7,338,477

LIABILITIES:

Investment adviser fees

17,734

Administrative fees

16,847

Custodian fees

860

Auditors and legal fees

200

Trustee fees

1,485

Registration fees

3,232

Insurance fees

868

Miscellaneous

817

Redemption payable

664

Security purchases payable

11

Total Liabilities

42,718

NET ASSETS:

7,295,759

NET ASSETS CONSIST OF:

Paid in capital

7,907,328

Accumulated undistributed

Net investment income (loss)

(772,817)

Net realized gain (loss)

(1,195,474)

Net unrealized appreciation (depreciation)

1,356,722

Total Net Assets

$7,295,759

Shares outstanding

(Unlimited number of shares authorized)

799,329

Net Asset Value and Redemption Price Per Share

$9.13

Maximum offering price per share, 100/97 of $9.13

$9.41

See Notes to the Financial Statements

UPRIGHT GROWTH FUND

STATEMENTS OF OPERATION

From  Oct  1,  2012  to  Mar  31,  2013

INVESTMENT INCOME:

Dividends

$60,406

Interest

(14)

Total Income

60,392

EXPENSES:

Investment adviser fees

34,853

Administrative fees

33,110

Custodian fees

2,184

Auditors and legal fees

793

Blue sky fees

182

Insurance fees

182

Miscellaneous

1,820

Total expenses before reductions

73,123

Net Expense (after reimbursement)

73,123

NET INVESTMENT INCOME (EXPENSE)

(12,731)

REALIZED AND UNREALIZED LOSS ON

Net realized gain (loss) on:

Investment securities

(54,595)

(54,595)

Change in unrealized appreciation (depreciation)

                   On Investment securities-net

203,090

Net gain (loss)

148,495

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATION

$135,764

See Notes to the Financial Statements

UPRIGHT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended Mar 31, 2013   and   Sep 30, 2012

Unaudited

Six months Ended

Year Ended

Mar  31,  2013

Sep  30,  2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income (expense)

($12,731)

($62,940)

Net realized gain (loss)

(54,595)

(31,136)

Change in net unrealized appreciation (depreciation)

203,090

1.745,832

Net increase (decrease) in net assets from

135,764

1,651.756

SHARE TRANSACTIONS:

Net proceeds from sales of shares

201,000

765,748

Reinvestment of distributions

0

0

Shares redeemed

(172,580)

(369,864)

Net increase (decrease) in net assets from

28,420

395,864

TOTAL INCREASE (DECREASE) IN NET ASSETS

$164,184

$2,047,640

NET ASSETS:

Beginning of period

$7,131,344

$5,083.936

End of period

$7,295,759

$7,131.576

TRANSACTIONS IN SHARES

Shares Sold

21,829

88.311

Shares redeemed

(18,743)

(44,678)

Net increase (decrease) in shares outstanding

3,087

43,633

See Notes to the Financial Statements

NOTES TO FINANCIAL STATEMENTS

March 31, 2013

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management investment company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of one diversified investment portfolio, Upright Growth Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles.

a)

Investment Valuation

 Listed Securities - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Unlisted Securities – Unlisted equity securities for which market quotations are readily available and  securities which will mature in more than or exactly 60 days are valued at the latest bid prices furnished by an independent pricing service. Short-term instruments with a remaining maturity of 60 days are valued at the amortized cost, which approximates market value.  All price valuations are made open to clients upon request, and are determined by the  Upright Investment Trust in accordance with procedures   advised  by the Board of Directors.  Upright and the Board of Directors will take the recommendation of an independent pricing service for verification of fair value pricing of all unlisted and unquoted securities.

a.

Fair Value Pricing – The designated independent pricing service, which may be the Valuations Group, which specializes in non-marketable securities, will valuate each unlisted security’s fair value based upon the guidelines established by IRS Revenue Ruling 59-8-.  These determining guidelines include the nature of the business and the history of the enterprise, the economic outlook in general and the condition and outlook of the specific industry in particular, the book value of the stock and the financial condition of the business, the earning capacity of the company, the dividend paying capacity of the company, whether or not the enterprise has goodwill or other intangible value, the sales of the stock and the size of the block to be valued, and the market price of stocks of corporations engaged in the same or a similar line of business having their stocks traded in a free and open market, either on an exchange or over –the-counter.

b.

Effects of fair value pricing - The use of fair value pricing has the effect of valuing a security based on the price a Fund might reasonably expect to receive if it sold that security, but does not guarantee that the security can be sold at the fair value price.  The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities.  Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

b)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.  The fund has no undistributed long-term capital gains.  The Fund has capital loss carry forwards - totaling $1,140,880 of which $702,083 expire September 30, 2017, $407,661 expire September 2018 and $31,136 expire September 30, 2020.

c)

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the ex-dividend date.  No distributions were made during 2012 or 2013.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

d)  Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2012 or 2013.

f)   Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at March 31, 2013.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  No securities were purchased on margin at March 31, 2013.

3. INVESTMENT TRANSACTIONS

 The aggregate amounts of security transactions during the half year ended March 31, 2013 (excluding repurchase agreements and short-term securities), were as follows:

                                        Other than

                                        U.S. Govt.            U.S. Govt.

                                        Securities             Securities

Purchases

$0.00                    -

Proceeds from sales            $27,178                 -

As of March 31, 2013, the gross unrealized appreciation for all securities totaled $2,081,268.76 and the gross unrealized depreciation for all securities totaled ($724,545.81) for a net unrealized appreciation of $1,356,722,95 for tax purposes. The aggregate cost of securities at March 31, 2013 was $5,698,687.  During the six months ended March 31, 2013, the Fund paid no dividends nor did it have distributable earnings.

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

March 31, 2012

4. INVESTMENT ADVISORY AND OTHER               AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory

Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1% of its daily net assets.  The Fund has accrued $34,853 of adviser fees through March 31, 2013.  During the six months ended March 31, 2013 the fund paid $17,119 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the“Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee calculated as follows. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.95% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.85% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.65% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund has accrued $33,110 of administrative fees through March 31, 2013.  During the six months ended March 31, 2013, the Fund paid $16,263 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

For half year ended         For the year ended

March  31, 2013           September 30, 2012

Shares sold                 21,829          $210,000

$ 765,748

Shares redeemed

       (18,743)       ($172,580)                (369,864)

Net capital share

Transactions                22,864   $168,020    (233,259)   $(1,521,391)

6. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2007, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48").  FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2007. Management has concluded that adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 159, the Fair Value Option for Financial Assets and Financial Liabilities.  SFAS 159 allows entities to measure at fair value many financial instruments and certain other assets and liabilities that are not otherwise required to be measured at fair value.  SFAS 159 is effective for fiscal years beginning after November 15, 2007.  The Fund has not yet determined what impact, if any, adoption will have on the financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets up a framework for measuring fair value and expands disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  Management is currently evaluating the impact that the adoption of SFAS No. 157 will have on the Fund’s financial statements.

Financial Highlights
Selected data for a share outstanding throughout each year.

	Six Months Ended March 31,	Years Ended September 30,
	2013	2012	2011	2010	2009
PER SHARE DATA
Net asset value, beginning of year	$8.96	$6.76	$6.82	$ 6.10	$5.98

Investment operations:
Net investment expense	(0.02)	(0.08)	(0.08)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	0.19	2.28	0.02	0.81	0.15

Total from investment operations	0.17	2.20	(0.06)	0.72	0.12

Less distributions from net investment income	-	-	-	-	-

Net asset value, end of year	9.13	8.96	$6.76	$ 6.82	$ 6.10

TOTAL RETURN	1.91%	32.54%	(0.88%)	11.80%	2.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	7,295	7,132	5,084	4.867	5,773

Ratio of net expenses to average net assets	2.06%	2.22%	2.31%	2.52%	2.54%
Ratio of net investment income (loss) to averge net assets	(0.36%)	(0.95%)	(1.08%)	(1.40%)	(0.66%)
Portfolio turnover rate	0%	13.05%	15.02%	6.11%	29.13%

Note: The fund used average share method to calculate selected data for a share outstanding throughout each year

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2012through March 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expensed Paid During Period ” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2012	March 31, 2013	October 1, 2011 to March 31, 2013

Actual	$1,000.00	$1018.97	$11.21
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.90	$11.18

* Expenses are equal to each Fund's annualized expense ratio of 2.06%, multiplied by the average account value over the period, Multiplied by 182/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 615 West Mt. Pleasant Ave, Livingston, NJ 07039 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is an officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Carol Jou 615 West Mt. Pleasant Ave, Livingston, NJ 07039 Year of Birth: 1964	Trustee since December 2005 Chief Compliance Officer	Manager, Novartis Pharmaceutical Corp., (2005 to Present) IT application systems Engineer, Schering-Plough Pharmaceutical Corp., Kenilworth (2001 to 2005);	None
Alice Chen 615 West Mt. Pleasant Ave, Livingston, NJ 07039 Year of Birth: 1962	Trustee since November 2009	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp., New Jersey	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 10, 2013

* Print the name and title of each signing officer under his or her signature.